Cover	Sep. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	001-36790
Entity Registrant Name	Predictive Oncology Inc.
Entity Central Index Key	0001446159
Entity Tax Identification Number	33-1007393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2915 Commers Drive, Suite 900
Entity Address, City or Town	Eagan
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55121
City Area Code	651
Local Phone Number	389-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	POAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false